Consolidated Statement of Profit or Loss and Other Comprehensive Income (Loss) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Continued operations:
Sales revenue	$ 1,179,071
Cost of sales	(397,937)
Gross Profit	781,134
General and administrative expenses	(1,645,541)	(1,040,755)	(611,109)
Operating loss	(864,407)	(1,040,755)	(611,109)
Finance expenses	(1,953,974)	(322,138)	(158,643)
Loss on settlement of legacy costs	(394,810)
Change in fair value of warrant liabilities	4,732,050	42,872	141,874
Gain on extinguishment of warrant liabilities	102,820
Recapitalization expense			(23,210,293)
Loss on initial recognition of warrant liabilities	(12,321,980)
Total income tax expense	(10,700,301)	(1,320,021)	(23,838,171)
Income tax benefit	12,449
Loss for the year from continuing operations	(10,687,852)	(1,320,021)	(23,838,171)
Discontinued operations:
Net (loss) income from discontinued operations, net of tax	(9,579,374)	(142,589)	2,607,490
(Loss) income for the year from discontinued operations	(9,579,374)	(142,589)	2,607,490
Loss for the year	(20,267,226)	(1,462,610)	(21,230,681)
Other comprehensive income/(loss) for the year, net of tax	36,622	(19,969)
Total comprehensive loss	(20,230,604)	(1,482,579)	(21,230,681)
Loss attributable to:
Members of the parent entity	(19,015,732)	(1,296,811)	(21,662,555)
Non-controlling interest	(1,251,494)	(165,799)	431,874
Total Loss	(20,267,226)	(1,462,610)	(21,230,681)
Total comprehensive loss attributable to:
Members of the parent entity	(18,979,110)	(1,316,780)	(21,662,555)
Non-controlling interest	(1,251,494)	(165,799)	431,874
Total comprehensive loss	$ (20,230,604)	$ (1,482,579)	$ (21,230,681)
(Loss) Earnings per share attributable to the ordinary equity holders of the parent
Basic (loss) per share (AUD) - continuing operations	$ (0.32)	$ (0.06)	$ (1.18)
Basic (loss) earnings per share (AUD) - discontinued operations	(0.25)	0	0.11
Total basic (loss) per share (AUD)	(0.57)	(0.06)	(1.07)
Diluted (loss) per share (AUD) - continuing operations	(0.32)	(0.06)	(1.18)
Diluted (loss) earnings per share (AUD) - discontinued operations	(0.25)	0	0.11
Total diluted (loss) per share (AUD)	$ (0.57)	$ (0.06)	$ (1.07)